UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	August 7, 2008


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	369,785



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    20062   1344615 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    24869    885020 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     56632       469 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     11262      2807 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    21640   1244400 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     23800   1677228 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5498    105768 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     26137   1393226 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       644    357800 SH         SOLE          SOLE
FINANCIAL FEDERAL CORP.		COM   317492106     16238    739425 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     22164    881986 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       349      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     31927    458517 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     27049     73702 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      2090     65000 SH         SOLE          SOLE
POOL CORPORATION                COM   73278L105     15626    879865 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       618     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405        65     50000 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       273     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       372      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      8025    295800 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3781    126069 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104      9195    320731 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       263      7667 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       774     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105	    11196     53550 SH	       SOLE	     SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      5077    650000 SH         SOLE          SOLE
THOR INDUSTRIES, INC.		COM   885160101      9058    426040 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    14379    547790 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       722     12080 SH         SOLE          SOLE
                                                   369785